SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Internal-Use Software
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Licenses | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Licenses | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Trade names
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	5 years